Lease (Tables)	12 Months Ended
May 31, 2024
Lessee Disclosure [Abstract]
Summary of supplemental cash flow information of the leases
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2023	2024
	US$	US$
Cash payments for the operating leases	180,157	214,089
Right-of-use assets obtained in exchange for the new operating lease liabilities	231,887	442,212

Summary of annual undiscounted cash flows for lease liabilities
A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2024 is as follows:

As of May 31, 2024
US$
Fiscal year ending
May 31, 2025	227,888
May 31, 2026	184,310
May 31, 2027	130,508
May 31, 2028	90,996
May 31, 2029	48,238
Thereafter	25,388

Total future lease payments	707,328
Less: Imputed interest	(59,401)

Present value of operating lease liabilities	647,927